SCHEDULE OF REVENUE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party [Member]
Product Information [Line Items]
Total revenues	$ 66	$ 245
Related Party [Member] | Vehicle Sales [Member]
Product Information [Line Items]
Total revenues
Related Party [Member] | Sales Of Vehicle Parts And Accessories [Member]
Product Information [Line Items]
Total revenues	66	245
Related Party [Member] | Others [Member]
Product Information [Line Items]
Total revenues
Third Party [Member]
Product Information [Line Items]
Total revenues	533	3,162
Third Party [Member] | Vehicle Sales [Member]
Product Information [Line Items]
Total revenues	522	3,161
Third Party [Member] | Sales Of Vehicle Parts And Accessories [Member]
Product Information [Line Items]
Total revenues	11
Third Party [Member] | Others [Member]
Product Information [Line Items]
Total revenues		$ 1